Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 40,790	$ 37,611
Less: Accumulated depreciation	(23,271)	(17,403)
Property plant and equipment, net	17,519	20,208
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	35,256	32,108
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,123	2,097
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	903	889
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	339	340
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,169	$ 2,177